Jacob Small Cap Growth Fund
Schedule of Investments(+)
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Auto Dealers & Gasoline Stations - 2.2%
Autohome, Inc. - ADR	5,500	$156,200

Biological Products (No Diagnostic Substances) - 5.5%
Beam Therapeutics, Inc.(a)	1,500	35,730
CRISPR Therapeutics AG(a)	800	42,992
Krystal Biotech, Inc.(a)	982	157,169
Precision BioSciences, Inc.(a)	11,557	149,085
		384,976

Business Services - 8.9%
Digital Turbine, Inc.(a)	49,447	93,455
OptimizeRx Corp.(a)	29,635	357,398
Phreesia, Inc.(a)	7,400	140,008
Zhihu, Inc. - ADR(a)	10,666	34,771
		625,632

Calculating and Accounting Machines (No Electronic Computers) - 5.3%
Cantaloupe, Inc.(a)	51,569	369,234

Computer Peripheral Equipment - 2.7%
Identiv, Inc.(a)	43,800	190,530

Computer Processing & Data Preparation - 10.0%
Doximity, Inc. - Class A(a)	11,800	327,214
HUYA, Inc. - ADR	19,800	100,584
Nextdoor Holdings, Inc.(a)	112,500	272,250
		700,048

Computer Programming, Data Processing, Etc. - 4.8%
Braze, Inc. - Class A(a)	4,300	161,895
Confluent, Inc. - Class A(a)	6,600	171,402
		333,297

Finance Services - 1.5%
SoFi Technologies, Inc.(a)	15,400	106,260

Industrial Organic Chemicals - 1.2%
Codexis, Inc.(a)	25,346	85,670

Medical Laboratories - 4.8%
CareDx, Inc.(a)	21,317	277,334
Celcuity, Inc.(a)	3,800	60,040
		337,374

Miscellaneous Amusement & Recreation - 5.2%
Inspired Entertainment, Inc.(a)	39,592	360,683

Motion Picture & Video Tape Production - 4.2%
Thunderbird Entertainment Group, Inc.(a)	230,000	296,700

Patent Owners & Lessors - 3.3%
Immersion Corp.	22,891	228,681

Personal Services - 3.4%
Hello Group, Inc. - ADR	17,100	96,444
WM Technology, Inc.(a)	140,081	138,568
		235,012

Pharmaceutical Preparations - 18.5%
Apellis Pharmaceuticals, Inc.(a)	1,400	54,950
Arcturus Therapeutics Holdings, Inc.(a)	2,280	88,487
Esperion Therapeutics, Inc.(a)(b)	137,000	295,920
Harrow, Inc.(a)(b)	24,314	436,436
Heron Therapeutics, Inc.(a)	90,497	334,839
Ideaya Biosciences, Inc.(a)	2,399	87,684
		1,298,316

Real Estate - 7.5%
Porch Group, Inc.(a)	137,789	289,357
Zillow Group, Inc. - Class C(a)	5,700	233,415
		522,772

Semiconductors & Related Devices - 2.6%
Impinj, Inc.(a)	524	85,763
Semtech Corp.(a)	2,500	97,225
		182,988

Surgical & Medical Instruments & Apparatus - 8.4%
Alphatec Holdings, Inc.(a)	30,063	291,912
Tela Bio, Inc.(a)	53,200	294,196
		586,108
TOTAL COMMON STOCKS (Cost $6,557,820)		7,000,481

MONEY MARKET FUNDS - 0.5%	Shares
First American Government Obligations Fund - Class X, 5.24%(c)	38,664	38,664
TOTAL MONEY MARKET FUNDS (Cost $38,664)		38,664

COLLATERAL FOR SECURITIES ON LOAN – 10.6%	Shares
First American Government Obligations Fund - Class X,5.24%(c)	738,753	738,753
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Cost $738,753)		738,753

TOTAL INVESTMENTS - 111.1% (Cost $7,335,237)		$7,777,898
Liabilities in Excess of Other Assets - (11.1)%		(778,034)
TOTAL NET ASSETS - 100.0%		$6,999,864

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft

(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2024. The total market value of these securities was $703,728 which represented 10.1% of net assets.
(c)	The rate shown represents the 7-day effective yield as of May 31, 2024.

Jacob Small Cap Growth Fund Summary of Fair Value Exposure (Unaudited)

Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Jacob Small Cap Growth Fund (the "Fund") values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors (the "Board"), taking into account the occurrence of events after the close of foreign markets in calculating the net asset value ("NAV"). In such cases, use of fair valuation can reduce the investor's ability to seek profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the Fund. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgement of the Adviser does not represent the security's fair value) or when, in the judgment of the Adviser, events have rendered the market value unreliable, a security is fair valued in good faith by the Adviser under valuation procedures approved by the Board.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2024

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	7,000,481	–	–	7,000,481
Money Market Funds	38,664	–	–	38,664
Collateral for Securities on Loan(a)	738,753	–	–	738,753
Total Investments	7,777,898	–	–	7,777,898

Refer to the Schedule of Investments for additional information.

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.